Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000012146 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000012146 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012146 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012146 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012146 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000012146 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000012146 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012146 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000012146 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012146 | SectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012146 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012146 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012146 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012147 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000012147 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000012147 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000012147 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012147 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000012147 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012147 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000012149 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012149 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012149 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012149 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000012149 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000012149 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000012149 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012149 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012149 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012149 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012149 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012149 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000012149 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012150 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012150 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000012150 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012150 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012150 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000012150 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000012150 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000012150 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000012150 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012150 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012150 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012150 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012151 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012151 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012151 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000012151 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012151 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012151 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000012153 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012153 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012153 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012153 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012153 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000012153 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000012153 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000012153 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000012153 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012153 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012154 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012154 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000012154 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012154 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012154 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000012154 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000012154 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000012154 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000012154 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012154 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012154 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012154 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012155 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012155 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012155 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012155 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000012155 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000012155 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012155 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000012155 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000012155 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012155 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012155 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000012155 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012157 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000012157 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000012157 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000012157 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000012157 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000012157 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000012157 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012157 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012158 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000012158 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012158 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012158 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000012158 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000012158 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012158 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012158 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000012158 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012158 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000012158 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012158 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000012158 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000012159 | Asia
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000012159 | Europe
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000012159 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000012159 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012159 | South America
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012159 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%